Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Long Term Debt

	December 31, 2014	December 31, 2013
Secured credit facility, at USD LIBOR + 3.75%	$—	$366,366
Less current instalments	—	(50,110)

	$—	$316,256

Ten Point First Priority Secured Notes Due Two Thousand Nineteen [Member]
Schedule of Long Term Debt

	December 31, 2014	December 31, 2013
2019 Notes	$420,000	$—
Less original issue discount	(6,300)	—
Amortization of original issue discount	1,082	—

Closing balance	$414,782	$—